Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 655.6	$ 714.9
Accounts and notes receivable, net	670.2	673.0
Inventories:
Parts and finished equipment	29.3	38.1
Work in process and materials	20.7	26.7
Deferred income taxes	21.6	27.1
Prepaid expenses and other current assets	115.0	123.6
Total	1,512.4	1,603.4
Properties	1,262.2	1,257.2
Less - Accumulated depreciation and amortization	1,085.8	1,065.9
Properties, net	176.4	191.3
Outsourcing assets, net	126.3	137.9
Marketable software, net	124.2	129.8
Prepaid postretirement assets	3.3	43.9
Deferred income taxes	162.7	181.5
Goodwill	192.3	192.5
Other long-term assets	122.8	131.9
Total	2,420.4	2,612.2
Current liabilities
Current maturities of long-term debt	0.3	0.9
Accounts payable	228.6	241.6
Deferred revenue	389.5	448.1
Other accrued liabilities	411.9	425.5
Total	1,030.3	1,116.1
Long-term debt	210.0	358.8
Long-term postretirement liabilities	2,553.5	2,224.0
Long-term deferred revenue	123.1	120.3
Other long-term liabilities	92.2	104.0
Commitments and contingencies
Deficit
6.25% mandatory convertible preferred stock, net of issuance costs (2.6 million shares issued)	249.7	249.7
Common stock, par value $.01 per share (100.0 million shares authorized; 44.3 million shares and 43.8 million shares issued)	0.4	0.4
Accumulated deficit	(1,891.0)	(2,036.6)
Treasury stock, at cost	(48.8)	(48.1)
Paid-in capital	4,223.1	4,217.4
Accumulated other comprehensive loss	(4,133.6)	(3,700.9)
Total Unisys stockholders' deficit	(1,600.2)	(1,318.1)
Noncontrolling interests	11.5	7.1
Total deficit	(1,588.7)	(1,311.0)
Total	$ 2,420.4	$ 2,612.2